Consolidated Statement of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Share Capital [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Subscriptions Received in Advance [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2013	146,734
Balance at Dec. 31, 2013	$ 177,065	$ 20,095	$ 466		$ (152,449)	$ 45,177
Net loss for the year					(8,669)	(8,669)
Foreign currency translation			(3,316)			(3,316)
Stock-based compensation		251				251
Balance (in shares) at Dec. 31, 2014	146,984
Balance at Dec. 31, 2014	$ 177,138	20,346	(2,850)		(161,118)	33,516
Issue of share capital - mineral property interests (in shares)	250
Issue of share capital - mineral property interests	$ 73					73
Net loss for the year					(7,831)	(7,831)
Foreign currency translation			(4,928)			(4,928)
Stock-based compensation		197				$ 197
Issue of share capital - stock options (in shares)	347					347
Issue of share capital - stock options	$ 68	(26)				$ 42
Balance (in shares) at Dec. 31, 2015	147,331
Balance at Dec. 31, 2015	$ 177,206	20,517	(7,778)		(168,949)	20,996
Net loss for the year					(4,663)	(4,663)
Subscriptions received in advance				$ 559		559
Foreign currency translation			717			717
Stock-based compensation		489				$ 489
Issue of share capital - stock options (in shares)	585					586
Issue of share capital - stock options	$ 197	(143)				$ 54
Issue of share capital - Sandstorm (in shares)	5,129
Issue of share capital - Sandstorm	$ 1,337					1,337
Balance (in shares) at Dec. 31, 2016	153,045
Balance at Dec. 31, 2016	$ 178,740	$ 20,863	$ (7,061)	$ 559	$ (173,612)	$ 19,489